Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[1]	€ 1,576		€ 1,251		€ 1,264
New business combinations	[1]	85	[2],[3]	354
Payments made	[1]	(226)		(140)		(70)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	[1],[4]	43		135	[2]	(53)
Other movements	[1]	29		(58)		(16)
Currency translation differences	[1]	(138)		34		126
Ending balance	[1]	1,369		1,576		1,251
CVRs Issued in Connection with the Acquisition of Genzyme [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[5]	85		24		154
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	[4],[5]	1		58	[2]	(143)
Currency translation differences	[5]	(11)		3		13
Ending balance	[5]	75		85		24
Liabilities Related to Non-controlling Interests [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[6]	123		181		178
Other movements	[6]	(28)		(58)		(5)
Currency translation differences	[6]	(3)				8
Ending balance	[6]	92		123		181
Bayer Contingent Purchase Consideration Arising from the Acquisition of Genzyme [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		1,013		1,040		896
Payments made		(165)		(137)		(63)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	[4]	(28)		78	[2]	104
Currency translation differences		(119)		32		103
Ending balance		701		1,013		1,040
MSD Contingent Consideration European Vaccines Business [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		354
New business combinations				354
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	[4]	71
Currency translation differences		(5)
Ending balance		420		354
Other [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		1		6		36
New business combinations	[2],[3]	85
Payments made		(61)		(3)		(7)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	[4]	(1)		(1)	[2]	(14)
Other movements		57				(11)
Currency translation differences				(1)		2
Ending balance		€ 81		€ 1		€ 6

[1]	Portion due after more than one year: €1,026 million as of December 31, 2017 (€1,378 million as of December 31, 2016 and €1,121 million as of December 31, 2015); portion due within less than one year: €343 million as of December 31, 2017 (€198 million as of December 31, 2016 and €130 million as of December 31, 2015).
[2]	See Note C.2. to the financial statements for the year ended December 31, 2017.
[3]	Two potential payments of €42 million each relating to the acquisition of Protein Sciences, which are contingent on the attainment of specified performance criteria subsequent to the acquisition date.
[4]	Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
[5]	Based on the quoted market price per CVR of $0.38 as of December 31, 2017 and 2016, and $0.11 as of December 31, 2015.
[6]	Includes put options granted to non-controlling interests and commitment to future buyout of non-controlling interests held by BMS.